Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2019

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 34.8%
	FEDERAL AGENCY OBLIGATIONS 0.1%
$ 1,000,000	Federal Farm Credit Banks Funding Corp.	4.000%	12/18/28	$1,002,431
				1,002,431
	CORPORATE BONDS 30.5%
	COMMUNICATION SERVICES 1.4%
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,018,009
1,150,000	AT&T Inc	3.800%	03/01/24	1,215,347
2,000,000	Viacom Inc	3.875%	04/01/24	2,103,548
500,000	Interpublic Group of Cos Inc/The	4.200%	04/15/24	536,238
1,000,000	CBS Corp	3.500%	01/15/25	1,039,720
1,688,000	Netflix Inc	5.875%	11/15/28	1,833,674
2,000,000	Comcast Corp	4.250%	01/15/33	2,300,149
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,143,944
1,000,000	AT&T Inc	4.500%	05/15/35	1,097,191
				12,287,820
	CONSUMER DISCRETIONARY 2.3%
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,036,610
1,000,000	Harley-Davidson Financial Services Inc (g)	4.050%	02/04/22	1,031,381
1,000,000	eBay Inc	3.800%	03/09/22	1,034,226
500,000	Whirlpool Corp	4.700%	06/01/22	531,368
1,000,000	Block Financial LLC	5.500%	11/01/22	1,068,415
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,023,071
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,043,745
2,702,000	LKQ Corp	4.750%	05/15/23	2,735,775
1,000,000	Advance Auto Parts Inc	4.500%	12/01/23	1,079,775
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	1,027,931
2,000,000	Coach Inc	4.250%	04/01/25	2,093,307
250,000	General Motors Co	4.000%	04/01/25	256,795
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	1,038,566
1,064,000	Block Financial LLC	5.250%	10/01/25	1,153,467
2,500,000	Ford Motor Co	4.346%	12/08/26	2,506,650
1,000,000	General Motors Co	4.200%	10/01/27	1,019,017
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,074,511
				20,754,610
	CONSUMER STAPLES 1.3%
2,430,000	Land O’ Lakes Inc (g)	6.000%	11/15/22	2,576,004
1,000,000	Walgreens Boots Alliance Inc	3.800%	11/18/24	1,054,584
500,000	Land O’ Lakes Inc (g)	7.250%	07/14/27	475,000
1,949,000	Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,095,175
2,500,000	Land O’ Lakes Inc (g)	7.000%	12/18/28	2,362,500
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	1,155,098
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	1,056,067
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	1,010,522
				11,784,950
	ENERGY 1.0%
1,170,000	ONEOK Inc	4.250%	02/01/22	1,211,621
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	143,411
500,000	Western Gas Partners LP	4.000%	07/01/22	506,042
1,020,000	TechnipFMC PLC (b)	3.450%	10/01/22	1,039,443
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,532,635
2,300,000	Murphy Oil Corp	6.875%	08/15/24	2,403,500
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	536,126
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,069,430
500,000	Murphy Oil Corp (f)	5.625%	12/01/42	440,000
				8,882,208

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2019

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 12.9%
$ 500,000	Protective Life Corp	7.375%	10/15/19	$500,908
500,000	Credit Suisse/New York NY (b)	5.400%	01/14/20	504,423
500,000	Morgan Stanley	5.500%	01/26/20	505,372
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	508,135
450,000	Compass Bank	5.500%	04/01/20	456,999
1,000,000	HSBC Holdings PLC (b)	3.400%	03/08/21	1,015,735
1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,036,194
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,044,108
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	526,937
500,000	Aflac Inc	4.000%	02/15/22	523,208
3,000,000	Primerica Inc	4.750%	07/15/22	3,179,213
2,833,000	Infinity Property & Casualty Corp	5.000%	09/19/22	3,016,255
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,071,208
1,000,000	Standard Chartered PLC (b)(g)	3.950%	01/11/23	1,024,871
500,000	First American Financial Corp	4.300%	02/01/23	518,910
2,000,000	Wells Fargo & Co	3.450%	02/13/23	2,065,409
4,073,000	Assurant Inc	4.000%	03/15/23	4,235,562
1,000,000	Markel Corp	3.625%	03/30/23	1,039,336
1,500,000	Citigroup Inc	3.500%	05/15/23	1,555,027
500,000	Morgan Stanley	4.100%	05/22/23	526,535
3,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,180,928
500,000	Assurant Inc	4.200%	09/27/23	522,983
500,000	Ameriprise Financial Inc	4.000%	10/15/23	533,905
500,000	CNA Financial Corp	7.250%	11/15/23	587,513
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	594,894
1,000,000	Moody’s Corp	4.875%	02/15/24	1,101,820
1,000,000	HSBC Holdings PLC (b)	4.250%	03/14/24	1,052,204
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,081,116
540,000	Wintrust Financial Corp	5.000%	06/13/24	567,740
2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,474,513
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,269,122
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,601,272
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,579,323
1,000,000	Citigroup Inc	4.000%	08/05/24	1,061,886
3,000,000	Synchrony Financial	4.250%	08/15/24	3,162,243
1,000,000	Bank of America Corp	4.200%	08/26/24	1,072,594
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,962,666
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,190,259
2,000,000	TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	2,162,149
3,000,000	American Express Co	3.625%	12/05/24	3,174,833
3,500,000	Associated Banc-Corp	4.250%	01/15/25	3,703,524
4,000,000	Kemper Corp	4.350%	02/15/25	4,226,034
1,050,000	TCF National Bank	4.600%	02/27/25	1,088,189
1,000,000	BBVA USA	3.875%	04/10/25	1,041,321
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	312,337
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,293,152
3,000,000	American International Group Inc	3.750%	07/10/25	3,169,702
1,000,000	Synchrony Financial	4.500%	07/23/25	1,067,187
2,000,000	Janus Capital Group Inc	4.875%	08/01/25	2,181,172
3,000,000	HSBC Holdings PLC (b)	4.250%	08/18/25	3,167,353
4,000,000	Capital One Financial Corp	4.200%	10/29/25	4,260,770
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,664,010
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,138,133
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,071,181
2,000,000	MSCI Inc (g)	4.750%	08/01/26	2,095,000
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,462,957
500,000	Morgan Stanley	4.350%	09/08/26	541,463
500,000	Raymond James Financial Inc	3.625%	09/15/26	523,065

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2019

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$ 1,000,000	Citigroup Inc	4.300%	11/20/26	$1,077,238
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,091,134
4,000,000	Mercury General Corp	4.400%	03/15/27	4,204,032
450,000	Athene Holding Ltd (b)	4.125%	01/12/28	462,665
250,000	Provident Cos Inc	7.250%	03/15/28	314,412
2,000,000	E*TRADE Financial Corp	4.500%	06/20/28	2,177,796
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	619,843
1,000,000	Lazard Group LLC	4.375%	03/11/29	1,085,623
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	524,868
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	505,724
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	514,420
538,000	Bank of America Corp	4.000%	08/15/34	541,338
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	1,000,072
300,000	Goldman Sachs Group Inc/The (f)	3.750%	05/31/36	296,056
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	574,098
500,000	Principal Financial Group Inc	4.350%	05/15/43	561,427
2,500,000	M&T Bank Corp (f)(g)	5.13%	12/29/49	2,625,000
				114,970,604
	HEALTH CARE 1.7%
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,035,966
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,034,920
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,054,232
2,000,000	Mylan Inc/PA	4.200%	11/29/23	2,094,668
500,000	Wyeth LLC	6.450%	02/01/24	589,336
3,000,000	Actavis Funding SCS (b)	3.800%	03/15/25	3,141,387
1,500,000	Baxalta Inc	4.000%	06/23/25	1,615,667
1,000,000	Celgene Corp	3.875%	08/15/25	1,079,400
1,000,000	Biogen Inc	4.050%	09/15/25	1,083,318
1,000,000	Express Scripts Holding Co	4.500%	02/25/26	1,092,102
1,000,000	UnitedHealth Group Inc	3.500%	08/15/39	1,043,197
				14,864,193
	INDUSTRIALS 2.4%
65,000	Masco Corp	7.125%	03/15/20	66,287
500,000	IDEX Corp	4.200%	12/15/21	515,677
500,000	GATX Corp	4.750%	06/15/22	529,781
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	532,709
1,850,000	MasTec Inc	4.875%	03/15/23	1,877,750
1,000,000	GATX Corp	3.900%	03/30/23	1,045,319
500,000	Ingersoll-Rand Global Holding Co Ltd (b)	4.250%	06/15/23	531,501
1,000,000	Flowserve Corp	4.000%	11/15/23	1,031,607
2,126,000	Air Lease Corp	4.850%	02/01/24	2,138,198
2,717,000	Oshkosh Corp	5.375%	03/01/25	2,822,284
2,350,000	Tennant Co	5.625%	05/01/25	2,444,000
1,500,000	Hillenbrand Inc	4.500%	09/15/26	1,508,624
500,000	Toro Co/The	7.800%	06/15/27	625,757
500,000	Fluor Corp	4.250%	09/15/28	502,501
2,000,000	Steelcase Inc	5.125%	01/18/29	2,253,990
2,000,000	Eaton Corp	4.000%	11/02/32	2,292,176
1,000,000	FedEx Corp	4.100%	04/15/43	995,320
				21,713,481

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2019

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INFORMATION TECHNOLOGY 4.1%
$ 500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	$507,650
81,000	Hewlett-Packard Co	3.750%	12/01/20	82,329
750,000	Hewlett-Packard Co	4.300%	06/01/21	774,969
500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	515,554
2,000,000	NetApp Inc	3.375%	06/15/21	2,035,471
1,000,000	Western Union Co/The	3.600%	03/15/22	1,026,834
500,000	Motorola Solutions Inc	3.750%	05/15/22	518,650
2,000,000	Symantec Corp	3.950%	06/15/22	2,032,813
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,054,645
1,000,000	DXC Technology Co	4.450%	09/18/22	1,050,160
500,000	Western Union Co/The	4.250%	06/09/23	525,578
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,176,557
1,000,000	Juniper Networks Inc	4.500%	03/15/24	1,073,821
700,000	DXC Technology Co	4.250%	04/15/24	734,295
500,000	Motorola Solutions Inc	4.000%	09/01/24	524,907
2,000,000	Lam Research Corp	3.800%	03/15/25	2,136,448
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,074,662
2,000,000	Autodesk Inc	4.375%	06/15/25	2,164,455
1,000,000	Juniper Networks Inc	4.350%	06/15/25	1,067,010
2,000,000	Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,213,571
1,500,000	Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,686,868
2,000,000	Motorola Solutions Inc	4.600%	02/23/28	2,159,370
1,500,000	Trimble Inc	4.900%	06/15/28	1,627,476
1,000,000	Fiserv Inc	4.200%	10/01/28	1,106,201
1,000,000	Juniper Networks Inc	3.750%	08/15/29	1,003,979
1,000,000	Dell International LLC / EMC Corp (g)	5.300%	10/01/29	1,090,254
3,000,000	Intel Corp	4.000%	12/15/32	3,491,781
1,500,000	Western Union Co/The	6.200%	11/17/36	1,706,923
				37,163,231
	MATERIALS 2.6%
500,000	Carpenter Technology Corp	5.200%	07/15/21	514,289
175,000	Mosaic Co/The	3.750%	11/15/21	178,890
500,000	Barrick Gold Corp (b)	3.850%	04/01/22	518,522
1,000,000	Domtar Corp	4.400%	04/01/22	1,038,217
1,000,000	RPM International Inc	3.450%	11/15/22	1,026,537
1,000,000	Carpenter Technology Corp	4.450%	03/01/23	1,030,238
1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,481,084
2,000,000	Nucor Corp	4.000%	08/01/23	2,123,659
1,000,000	BP Capital Markets PLC (b)	3.994%	09/26/23	1,068,525
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,119,173
1,000,000	Steel Dynamics Inc	5.500%	10/01/24	1,026,300
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	1,024,800
756,000	Eastman Chemical Co	3.800%	03/15/25	792,039
865,000	Union Carbide Corp	7.500%	06/01/25	1,041,401
2,000,000	DowDuPont Inc	4.493%	11/15/25	2,210,227
200,000	Worthington Industries Inc	4.550%	04/15/26	210,074
782,000	HB Fuller Co	4.000%	02/15/27	754,630
1,500,000	Cabot Corp	4.000%	07/01/29	1,571,150
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,324,272
1,000,000	Alcoa Inc	5.950%	02/01/37	1,078,925
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,179,172
				23,312,124
	REAL ESTATE 0.2%
1,000,000	CBRE Services Inc	5.250%	03/15/25	1,119,676
350,000	CBRE Services Inc	4.875%	03/01/26	388,644
				1,508,320

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2019

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	UTILITIES 0.6%
$ 1,565,000	National Fuel Gas Co	3.750%	03/01/23	$1,608,746
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,124,966
250,000	Jersey Central Power & Light Co (g)	4.300%	01/15/26	273,674
1,500,000	National Fuel Gas Co	3.950%	09/15/27	1,534,982
1,000,000	National Fuel Gas Co	4.750%	09/01/28	1,060,980
				5,603,348

	TOTAL CORPORATE BONDS			272,844,889

	ASSET BACKED SECURITIES 3.0%
328,664	America West Airlines 2000-1 Pass Through Trust	8.057%	07/02/20	339,838
360,213	American Airlines 2011-1 Class A Pass Through Trust	5.250%	01/31/21	370,623
288,730	Air Canada 2013-1 Class B Pass Through Trust (b)(g)	5.38%	05/15/21	296,526
452,313	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	11/20/21	465,295
317,320	United Airlines 2014-1 Class B Pass Through Trust	4.750%	04/11/22	326,396
156,627	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	165,351
200,939	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	08/01/22	212,795
492,849	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	08/10/22	546,175
46,997	United Airlines 2014-2 Class B Pass Through Trust	4.625%	09/03/22	48,430
409,862	American Airlines 2014-1 Class B Pass Through Trust	4.375%	10/01/22	423,510
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	12/01/22	1,008,000
493,198	US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	537,388
2,103,131	American Airlines 2015-1 Class B Pass Through Trust	3.700%	05/01/23	2,115,119
1,100,033	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	07/30/23	1,155,254
652,083	American Airlines 2015-2 Class B Pass Through Trust	4.400%	09/22/23	671,059
262,166	US Airways 2011-1 Class A Pass Through Trust	7.125%	10/22/23	295,828
2,782,962	American Airlines 2016-1 Class B Pass Through Trust	5.250%	01/15/24	2,971,925
915,615	Spirit Airlines Pass Through Trust 2015-1B	4.450%	04/01/24	951,049
1,345,813	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	10/29/24	1,424,274
952,270	American Airlines 2017-1 Class B Pass Through Trust	4.950%	02/15/25	1,004,645
790,280	United Airlines 2013-1 Class A Pass Through Trust	4.300%	08/15/25	850,500
867,425	American Airlines 2016-3 Class B Pass Through Trust	3.750%	10/15/25	891,713
687,296	US Airways 2013-1 Class A Pass Through Trust	3.950%	11/15/25	720,382
1,743,056	United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/26	1,773,385
1,836,059	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,855,338
666,182	United Airlines 2014-1 Class A Pass Through Trust	4.000%	04/11/26	708,685
537,653	United Airlines 2014-2 Class A Pass Through Trust	3.750%	09/03/26	567,492
1,462,485	American Airlines 2014-1 Class A Pass Through Trust	3.700%	10/01/26	1,538,535
373,293	American Airlines 2015-1 Class A Pass Through Trust	3.375%	05/01/27	386,695
522,234	American Airlines 2015-2 Class A Pass Through Trust	4.000%	09/22/27	552,680
160,173	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	09/22/27	167,861
107,740	Spirit Airlines Pass Through Trust 2015-1A	4.100%	04/01/28	113,170
956,136	British Airways 2018-1 Class A Pass Through Trust (b)(g)	4.125%	09/20/31	1,008,819
				26,464,735
	US GOVERNMENT OBLIGATIONS 1.2%
8,000,000	United States Treasury Note/Bond	2.625%	02/15/29	8,658,438
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	2,384,609
				11,043,047

	TOTAL FIXED INCOME SECURITIES			$311,355,102
	(cost $295,533,544)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2019

Shares	Security Description	Fair Value
	COMMON STOCKS 63.1%
	COMMUNICATION SERVICES 4.4%
20,200	Alphabet Inc (a)	$24,623,800
115,000	Walt Disney Co/The	14,986,800
		39,610,600
	CONSUMER DISCRETIONARY 2.1%
52,000	Home Depot Inc/The	12,065,040
59,000	Target Corp	6,307,690
		18,372,730
	CONSUMER STAPLES 4.1%
141,000	General Mills Inc	7,771,920
53,000	Hershey Co/The	8,214,470
374,000	Hormel Foods Corp	16,355,020
29,000	Kimberly-Clark Corp	4,119,450
		36,460,860
	ENERGY 2.2%
78,000	Chevron Corp	9,250,800
49,000	Exxon Mobil Corp	3,459,890
203,000	Schlumberger Ltd (b)	6,936,510
		19,647,200
	FINANCIALS 11.2%
129,000	American Express Co	15,258,120
239,000	Associated Banc-Corp	4,839,750
172,000	Great Western Bancorp Inc	5,676,000
140,000	JPMorgan Chase & Co	16,476,600
291,000	Principal Financial Group Inc	16,627,740
27,000	Travelers Cos Inc/The	4,014,630
486,000	US Bancorp/MN	26,895,240
208,000	Wells Fargo & Co	10,491,520
		100,279,600
	HEALTH CARE 15.0%
196,000	Abbott Laboratories	16,399,320
57,000	Baxter International Inc	4,985,790
26,000	Bio-Techne Corp	5,087,420
98,500	Bristol-Myers Squibb Co	4,994,935
153,000	Elanco Animal Health Inc (a)	4,068,270
141,000	Eli Lilly & Co	15,768,030
149,000	Johnson & Johnson	19,277,620
219,000	Medtronic PLC (e)	23,787,780
253,000	Pfizer Inc	9,090,290
437,000	Roche Holding AG (d)	15,928,650
68,000	UnitedHealth Group Inc	14,777,760
		134,165,865
	INDUSTRIALS 14.1%
126,000	3M Co	20,714,400
194,000	CH Robinson Worldwide Inc	16,447,320
219,000	Donaldson Co Inc	11,405,520
77,000	Emerson Electric Co	5,148,220
234,000	Fastenal Co	7,644,780
321,000	Graco Inc	14,778,840
97,000	Honeywell International Inc	16,412,400
189,000	nVent Electric PLC (b)	4,165,560
137,000	Pentair PLC (b)	5,178,600
110,000	Toro Co/The	8,063,000
136,000	United Parcel Service Inc, Class B	16,295,520
		126,254,160

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2019

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 5.5%
281,000		Corning Inc	$8,014,120
22,000		International Business Machines Corp	3,199,240
131,000		Microsoft Corp	18,212,930
50,000		Motorola Solutions Inc	8,520,500
100,000		QUALCOMM Inc	7,628,000
21,500		Visa Inc	3,698,215
			49,273,005
		MATERIALS 4.0%
105,000		Ecolab Inc	20,794,200
153,000		HB Fuller Co	7,123,680
14,000		Sherwin-Williams Co/The	7,698,180
			35,616,060
		UTILITIES 0.5%
65,000		Xcel Energy Inc	4,217,850

		TOTAL COMMON STOCKS	$563,897,930
		(cost $342,195,210)

		SHORT-TERM INVESTMENTS 1.7%
14,874,406		First American Government Obligations Fund, Class X, 1.874% (c)	$14,874,406
		(cost $14,874,406)

		TOTAL INVESTMENTS 99.6%	$890,127,438
		(cost $652,603,160)

		OTHER ASSETS AND LIABILITIES (NET) 0.4%	3,658,521

		TOTAL NET ASSETS 100.0%	$893,785,959

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2019, these securities represented $31,112,644 or 3.5% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the “Adviser”) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2019.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Trustees.  As of September 30, 2019, these securities represented $31,639,487 or 3.5% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2019

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2019, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2019:

Balanced Fund
Level 1*	$578,772,336
Level 2**	311,355,102
Level 3	-
Total	$890,127,438

*   All Level 1 investments are equity securities (common stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended September 30, 2019.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:
Balanced Fund
Cost of investments	$644,227,785
Gross unrealized appreciation	$177,665,879
Gross unrealized depreciation	(19,896,710)
Net unrealized appreciation	$157,769,169
Undistributed ordinary income	$-
Undistributed long-term capital gains	1,676,717
Total distributable earnings	$1,676,717
Other accumulated earnings	-
Total accumulated earnings	$159,445,886